SENIOR SECURED CONVERTIBLE PROMISSORY NOTE (Details Narrative) - USD ($)			3 Months Ended		9 Months Ended
	Dec. 20, 2022	Sep. 02, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Oct. 13, 2022	Mar. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt Instrument, Face Amount		$ 200,000					$ 25,000
Debt Instrument, Interest Rate, Stated Percentage	12.00%	12.00%					7.50%
Debt Instrument, Interest Rate, Increase (Decrease)	18.00%
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger	18.00%
Common stock, par value			$ 0.0001		$ 0.0001			$ 0.0001
Debt Instrument, Term		1 year
Assets			$ 16,277,028		$ 16,277,028			$ 11,497,789
Derivative Liability			12,353,541		12,353,541
Amortization of Debt Discount (Premium)			6,525		$ 6,525
Stock issued during period, shares, new issues					190.2726308
Stock Issued During Period, Value, New Issues			1,666,667
Share-Based Payment Arrangement, Noncash Expense					$ 1,727,404
Securities Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from Convertible Debt	$ 1,500,000
Percentage of issued purchaser	10.00%
Debt Instrument, Face Amount	$ 1,666,666
Common stock, par value	$ 1.00
Percentage of conversion price	70.00%
Debt Instrument, Term	10 days
Percentage of original principal amount	120.00%
Percentage of reduction principal amount	100.00%
Percentage of outstanding principal amount	120.00%
Debt Instrument, Description	(i) a change of control or sale of assets, (ii) a sale by the Company of equity or debt securities for gross proceeds to the Company of at least $
Proceeds from Issuance of Debt	$ 5,000,000
Derivative Liability	$ 923,956
Derivative Assets (Liabilities), at Fair Value, Net			$ 9,582		9,582
Amortization of Debt Discount (Premium)					6,525
Interest Expense					$ 6,027
Securities Purchase Agreement [Member] | Secured Debt [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of outstanding principal amount	125.00%
Assets	$ 100,000
Consulting Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value	$ 1.00
Debt Instrument, Term	90 days
Stock issued during period, shares, new issues	1,666,667
Stock Issued During Period, Value, New Issues	$ 1,666,666
Share-Based Payment Arrangement, Noncash Expense	$ 1,666,667